Commitments and Contingencies - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Rental expenses under operating leases	¥ 2,834	¥ 15,181	¥ 20,195